File Nos. 333-29337, 811-08257

As filed with the Securities and Exchange Commission on February 24, 2020

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 53	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 55	☒

(Check appropriate box or boxes)

STATE STREET INSTITUTIONAL FUNDS

One Iron Street

Boston, Massachusetts 02210

(800) 242-0134

(Registrant’s Exact Name, Address and Telephone Number)

Name and Address of Agent for Service:	Copies to:

Sean O’ Malley, Esq. Senior Vice President and Deputy General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, Massachusetts 02199-3600

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It Is Proposed That this Filing Will Become Effective (check appropriate box)

☒	Immediately upon Filing Pursuant to Paragraph (b) of Rule 485
☐	on (date) Pursuant to Paragraph (b) of Rule 485
☐	60 Days after Filing Pursuant to Paragraph (a)(1) of Rule 485
☐	on (date) Pursuant to Paragraph (a)(1) of Rule 485
☐	75 Days after Filing Pursuant to Paragraph (a)(2) of Rule 485
☐	on (Date) Pursuant to Paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 53 to the Registrant’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Registrant’s PEA No. 52 on Form N-1A filed on January 28, 2020. This PEA No. 53 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 52 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford, State of Connecticut on this 24th day of February, 2020.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President and Trustee

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Jeanne M. La Porta Jeanne M. La Porta	President (Principal Executive Officer) and Trustee	February 24, 2020

/s/ John R. Costantino John R. Costantino*	Trustee	February 24, 2020

/s/ Ellen M. Needham Ellen M. Needham*	Trustee	February 24, 2020

/s/ Michael F. Holland Michael F. Holland*	Trustee	February 24, 2020

/s/ Michael A. Jessee Michael A. Jessee*	Trustee	February 24, 2020

/s/ Patrick J. Riley Patrick J. Riley*	Trustee	February 24, 2020

/s/ Richard D. Shirk Richard D. Shirk*	Trustee	February 24, 2020

/s/ Rina K. Spence Rina K. Spence*	Trustee	February 24, 2020

/s/ Donna M. Rapaccioli Donna M. Rapaccioli*	Trustee	February 24, 2020

/s/ Bruce S. Rosenberg Bruce S. Rosenberg	Treasurer (Principal Financial Officer)	February 24, 2020

/s/ Andrew DeLorme Andrew DeLorme

*	Signature affixed by Andrew DeLorme pursuant to a power of attorney dated September 19, 2019.

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase